Other Operating Expenses	12 Months Ended
Mar. 31, 2021
Disclosure Of Other Operating Expense [Abstract]
Other Operating Expenses
14)	OTHER OPERATING EXPENSES

	For the year ended March 31
Particulars	2019	2020	2021
Payment gateway and other charges	56,589	59,241	13,385
Outsourcing expenses	24,335	32,899	7,877
Travelling and conveyance	3,586	4,271	247
Communication	5,339	6,525	2,857
Repairs and maintenance	5,303	5,905	3,904
Rent	6,581	—	—
Legal and professional*	7,975	9,670	4,364
Website hosting charges	11,228	20,165	12,129
Provision for litigations	—	30,800	—
Net loss on de-recognition of property, plant and equipment	—	19	406
Miscellaneous expenses	12,359	15,906	5,906
Total	133,295	185,401	51,075

Notes: *	Includes Nil towards cost related to share based payment for the year ended March 31, 2021

(March 31, 2020: USD 144 and March 31, 2019: USD 288).